CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Tax effect on other comprehensive income	$ (22)	$ 129	$ (28)
Cash dividends declared on common stock	$ 0.0875	$ 0.3500
Accumulated Other Comprehensive Loss [Member]
Tax effect on other comprehensive income	$ 22	$ 129	$ 28
(Accumulated Deficit) [Member]
Cash dividends declared on common stock	$ 0.0875	$ 0.3500	$ 0.3500